Principal accounting policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Proceeds from bank borrowings	$ 44,504	$ 39,676	$ 155,708
Agricultural Bank of China
Amount of loans borrowed from banks	400
Proceeds from bank borrowings	12,400
Asset Pledged as Collateral with Right [Member]
Value of land use right pledged for loans from bank	$ 227,600